Revenue - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Amount of revenue arising from the sale of subscription packages	¥ 3,563	¥ 2,499	¥ 1,841